Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Employee Benefit Plans [Abstract]
Employee Benefit Plans

NOTE 9 – EMPLOYEE BENEFIT PLANS

The Company has a defined contributory profit-sharing plan which includes provisions of a 401(k) plan. The plan permits employees to make pre-tax contributions of up to 15% of the employee’s compensation, not to exceed the limits set by the Internal Revenue Service. The amount of contributions to the plan, including matching contributions, is at the discretion of the Board of Directors. All employees over the age of 21 are eligible to participate in the plan and receive Company contributions after one year of employment. Eligible employees are able to contribute to the Plan at the beginning of the first quarterly period after their date of employment.  Employee contributions vest immediately, and any Company contributions are fully vested after five years. The Company’s contributions are expensed as the cost is incurred, funded currently, and amounted to $730,000 and $738,000 for the years ended December 31, 2019 and 2018, respectively.

    The Company has several non-qualified supplemental executive retirement plans for the benefit of certain executive officers and former officers. At December 31, 2019 and 2018, other liabilities include $3,428,000 and $3,362,000 accrued under the Plan. Compensation expense includes approximately $491,000 and $434,000 relating to the supplemental executive retirement plan for 2019 and 2018, respectively.  To fund the benefits under this plan, the Company is the owner of single premium life insurance policies on participants in the non-qualified retirement plan. At December 31, 2019 and 2018, the cash value of these policies was $38,763,000 and $37,932,000, respectively.

The Company provides postretirement benefits in the form of split-dollar life arrangements to employees who meet the eligibility requirements. The net periodic postretirement benefit expense included in salaries and employee benefits was $101,000 and $149,000 for the years ended December 31, 2019 and 2018, respectively.

FASB authoritative guidance on accounting for deferred compensation and postretirement benefit aspects of endorsement split-dollar life insurance arrangements requires the recognition of a liability and related compensation expense for endorsement split-dollar life insurance that provides a benefit to an employee that extends to postretirement periods.  The life insurance policies purchased for the purpose of providing such benefits do not effectively settle an entity’s obligation to the employee.  Accordingly, the entity must recognize a liability and related compensation expense during the employee’s active service period based on the future cost of insurance to be incurred during the employee’s retirement.  This expense is included in the SERP plan expense for 2018 discussed above.  If the entity has agreed to provide the employee with a death benefit, then the liability for the future death benefit should be recognized by following the FASB authoritative guidance on employer’s accounting for postretirement benefits other than pensions.  The accumulated postretirement benefit obligation was $1,392,000 and $1,291,000 at December 31, 2019 and 2018, respectively.

Through its acquisition of Delaware, the Company also has certain director fee deferral and continuation plans.  These plans allowed directors to defer director fees and provide a benefit payment for a period of five to fifteen years.  The Company expensed $3,000 and $6,000 under these plans in 2019 and 2018, respectively.  At December 31, 2019 and 2018, the liability under these plans was $166,000 and $249,000, respectively.

Certain key executives have change in control agreements with the Company.  These agreements provide certain potential benefits in the event of termination of employment following a change in control.

The Company participates in the Pentegra Mulitemployer Defined Benefit Pension Plan (EIN 13-5645888 and Plan # 333) as a result of its acquisition of North Penn.  As of December 31, 2019 and 2018, the Company’s Plan was 95.0% and 91.4% funded, respectively, and total contributions made are not more than 5% of the total contributions to the Plan.  The Company’s expense related to the Plan was $29,000 in 2019 and $46,000 in 2018.  During the plan years ending December 31, 2019 and 2018, the Company made contributions of $29,000 and $46,000, respectively.

As a result of its acquisition of Delaware, the Company is a member of the New York State Bankers Retirement System.  Substantially all full-time employees who were former employees of Delaware are covered under this defined benefit pension plan (the “Delaware Plan”).  The Company’s funding policy is to contribute at least the minimum required contribution annually.  Pension cost is computed using the projected unit credit actuarial cost method.  Effective December 31, 2012, the Delaware Plan was closed to new participants and accrued benefits were frozen.

The following table sets forth the projected benefit obligation and change in plan assets for the Delaware Plan at December 31:

(in Thousands of Dollars)	2019	2018

Change in projected benefit obligation:

Projected benefit obligation at beginning of year	$(7,186)	$(8,465)
Service cost	(55)	(64)
Interest cost	(312)	(279)
Actuarial gain (loss)	(515)	1,040
Benefits paid	553	582
Benefit obligation at end of year	$(7,515)	$(7,186)

Change in plan assets:

Fair value of plan assets at beginning of year	$6,136	$7,110
Actual return on plan assets	1,275	(401)
Benefits paid	(558)	(573)
Fair value of assets at end of year	6,853	6,136
Funded status at end of year	$(662)	$(1,050)

The Delaware Plan paid $553,000 and $582,000 in benefit payments in 2019 and 2018, respectively.  Estimated benefit payments under the Delaware Plan are expected to be approximately $477,000,  $466,000,  $467,0000,  $453,000 and $438,000 for the next five years.  Payments are expected to be approximately $2,115,000 in total for the five-year period ending December 31, 2029.  The Company was not required to make any contributions to the Delaware Plan in 2019 or 2018.  The decrease in the projected discount rate contributed approximately $801,000 to the overall increase in the projected benefit obligation for the year ended December 31, 2019.

The accumulated benefit obligation for the Delaware Plan was $7,515,000 and $7,186,000 at December 31, 2019 and 2018, respectively.

The following table sets forth the amounts recognized in accumulated other comprehensive income for the years ended December 31 (in thousands):

	2019	2018
Transition asset	$-	$-
Prior service credit	-	-
Gain	375	207
Total	$375	$207

Net pension cost (income) included the following components (in thousands):

	2019	2018

Service cost benefits earned during the period	$55	$64
Interest cost on projected benefit obligation	312	279
Actual return on assets	(379)	(441)
Net amortization and deferral	-	-

NET PERIODIC PENSION COST (INCOME)	$(12)	$(98)

The weighted average assumptions used to determine the benefit obligation at December 31 are as follows:

	2019	2018

Discount rate	3.55%	4.54%

    The weighted average assumptions used to determine the net periodic pension cost at December 31 are as follows:

	2019	2018

Discount rate	4.54%	3.43%
Expected long-term return on plan assets	6.50%	6.50%
Rate of compensation increase	0.00%	0.00%

          The expected long-term return on plan assets was determined based upon expected returns on individual asset types included in the asset portfolio.

    The Delaware Plan’s weighted-average asset allocations at December 31, by asset category, are as follows:

	2019	2018

Cash equivalents	0.0%	4.2%
Equity securities	31.7%	46.1%
Fixed income securities	57.7%	45.8%
Other	10.6%	3.9%
	100.0%	100.0%

The Delaware Plan’s overall investment strategy is to invest in a diversified portfolio while managing the variability between the assets and projected liabilities of underfunded pension plans.  In 2019, the New York Bankers Retirement System (“System”) Board Members approved a migration of substantially all of the System’s assets to one fund, Commingled Pensions Trust Fund (LDI Diversified Balanced) of JPMorgan Chase Bank, N.A.  The growth-oriented portion of the Fund invests in a mix of asset classes that the Fund’s Trustee believes will collectively maximize total risk-adjusted return through a combination of capital appreciation and income.  This portion of the Fund will comprise between 35% and 90% of the portfolio and will invest directly or indirectly via underlying funds in a broad mix of global equity, global fixed income, real estate and cash-plus strategies.  The remaining portion of the Fund, between 10% and 65% of the portfolio, is used to minimize volatility relative to a plan’s projected liabilities.

The fair value of the Delaware Plan’s assets, by asset category, is as follows:

	December 31, 2019
		Quoted Market	Other
		Price in	Observable	Unobservable
		Active Markets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	(in thousands of dollars)

Cash equivalents:
Cash (including foreign currencies)	$6	$6	$-	$-
Equity securities:
Common stock	3,066	3,066	-	-
Depository receipts	47	47	-	-
Preferred stock	22	22	-	-
Fixed income securities:
Corporate bonds	678	-	678	-
Government issue	2,860	-	2,560	-
Collateralized mortgage obligations	174	-	174	-
Other	-	-	-	-
Total	$6,853	$3,141	$3,412	$-

	December 31, 2018
		Quoted Market	Other
		Price in	Observable	Unobservable
		Active Markets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	(in thousands of dollars)

Cash equivalents:
Cash (including foreign currencies)	$6	$6	$-	$-
Short-term investment funds	0	-	0	-
Equity securities:
Common stock	2,475	2,475	-	-
Depository receipts	42	42	-	-
Commingled Pension Trust Fund	0	-	0	-
Preferred stock	20	20	-	-
Fixed income securities:
Corporate bonds	608	-	608	-
Government issue	2,228	-	2,228	-
Mortgage-backed securities	0	-	0	-
Collateralized mortgage obligations	156	-	156	-
Commingled Pension Trust Fund	0	-	0	-
Other	601	-	-	601
Total	$6,136	$2,543	$2,992	$601

The following table sets forth a summary of the changes in the Level 3 assets for the year ended December 31, 2019 and 2018 (in thousands of dollars):

	2019	2018

Balance, January 1	$601	$255
Realized gain	187	-
Purchase	-	-
Sales	(610)	-
Unrealized gain (loss)	(178)	346
Balance, December 31	$-	$601